Expense Example - FidelityEquityDividendIncomeFund-RetailPRO - FidelityEquityDividendIncomeFund-RetailPRO - Fidelity Equity Dividend Income Fund - Fidelity Equity Dividend Income Fund	Jan. 29, 2024 USD ($)
Expense Example:
1 year	$ 59
3 years	186
5 years	324
10 years	$ 726